DIVERSIFIED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.4%
Asset-Backed Securities — 23.7%
Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$ 303,844
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	1,000	1,021,082
Series 2020-02A, Class A, 144A
2.020%	02/20/27	900	907,835
Chase Auto Credit Linked Notes,
Series 2020-01, Class R, 144A
33.784%	01/25/28^	800	800,000
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	300	300,700
Series 2020-03A, Class D
1.730%	07/15/26	200	200,508
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	3,300	3,760,233
Hertz Vehicle Financing II LP,
Series 2019-02A, Class A, 144A
3.420%	05/25/25	742	744,393
Series 2019-03A, Class A, 144A
2.670%	12/26/25	851	853,262
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,822,820
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	867,007
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	400	408,380
Series 2020-03, Class D
1.640%	11/16/26	1,400	1,401,275
			15,391,339
Collateralized Loan Obligations — 16.9%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.648%(c)	07/22/32	4,000	3,999,987
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.222%(c)	01/20/32	3,000	2,984,447
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.555%(c)	07/15/29	250	248,728
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.531%(c)	07/16/29	495	487,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.088%(c)	04/22/27	8,157	$ 8,080,838
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.625%(c)	10/15/28	2,500	2,496,570
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.350%(c)	05/17/31	3,000	2,958,378
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	10/15/30	4,500	4,463,664
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.615%(c)	10/15/32	2,500	2,494,763
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.623%(c)	01/17/28	2,500	2,457,429
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.455%(c)	01/15/30	4,000	3,969,707
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.518%(c)	04/22/30	7,710	7,591,642
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.244%(c)	04/24/31	1,500	1,486,540
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	01/22/31	3,750	3,697,772
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.142%(c)	04/19/29	5,000	4,964,629
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.319%(c)	07/20/31	3,500	3,499,918
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.505%(c)	10/15/29	7,500	7,433,791
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.495%(c)	07/15/30	5,250	5,206,809
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.285%(c)	04/15/31	6,000	5,911,400
A1

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.275%(c)	04/26/31	3,500	$ 3,499,993
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.578%(c)	07/22/32	4,000	3,987,979
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.249%(c)	02/05/31	3,973	3,909,623
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.275%(c)	04/25/31	2,494	2,447,151
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.536%(c)	10/23/29	1,250	1,237,815
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.625%(c)	10/15/32	1,750	1,730,664
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.355%(c)	04/25/31	5,750	5,723,905
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.391%(c)	04/21/31	9,702	9,518,330
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.403%(c)	02/20/31	4,000	3,947,284
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.481%(c)	01/16/31	4,000	3,976,059
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.516%(c)	10/12/30	7,582	7,468,862
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.395%(c)	07/15/31	6,000	5,904,584
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.535%(c)	07/15/30	750	747,393
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.552%(c)	10/20/31	2,720	2,707,361
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.518%(c)	10/30/30	1,237	1,228,657
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.662%(c)	07/20/32	4,000	$ 3,976,179
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.302%(c)	04/20/31	3,958	3,951,160
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.342%(c)	05/07/31	4,955	4,907,043
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.315%(c)	01/26/31	3,500	3,465,971
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.492%(c)	10/20/30	5,750	5,716,830
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.513%(c)	01/17/30	3,470	3,436,207
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.572%(c)	07/20/27	6,000	5,898,197
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.412%(c)	01/20/31	3,000	2,970,011
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.675%(c)	07/15/27	5,000	4,950,521
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	01/25/31	4,000	3,965,812
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.845%(c)	01/25/31	1,500	1,474,651
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.155%(c)	07/15/27	3,969	3,944,170
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.485%(c)	10/15/30	7,469	7,397,754
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.215%(c)	04/25/31	3,000	2,949,809
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.423%(c)	01/17/31	6,500	6,378,321
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.472%(c)	10/20/31	2,750	2,722,446

A2

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.408%(c)	01/22/31	2,000	$ 1,984,286
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/29	982	980,006
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.225%(c)	04/15/29	8,322	8,252,587
			211,792,031
Consumer Loans — 1.6%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,400	1,436,265
Series 2019-01A, Class A, 144A
3.000%	12/20/27	2,100	2,075,366
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,000	1,010,961
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	700	712,227
Series 2020-AA, Class A, 144A
2.190%	08/21/34	500	501,567
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	501,360
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	501,493
Series 2018-01A, Class A, 144A
3.300%	03/14/29	930	954,781
Series 2020-01A, Class A, 144A
3.840%	05/14/32	1,000	1,051,692
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,800	1,813,124
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,200	1,220,283
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	502,842
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,142,955
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,400	1,424,494
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,000	1,018,601
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	1,400	1,409,404
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	02/25/23		1,280	$ 1,249,298
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	08/25/25		1,200	1,157,805
				19,684,518
Credit Cards — 0.4%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		2,500	3,020,553
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A
—%(p)	11/15/28	GBP	1,625	2,096,819
				5,117,372
Home Equity Loans — 0.2%
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34		54	53,858
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)
3.073%(c)	10/25/31		200	209,323
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
1.348%(c)	08/25/35		152	150,862
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.168%(c)	10/25/33		275	273,552
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.928%(c)	02/25/34		1,424	1,395,495
				2,083,090
Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.498%(c)	04/25/23		120	115,509
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.948%(c)	06/25/24		2,250	2,122,066
				2,237,575
Residential Mortgage-Backed Securities — 1.1%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.928%(c)	10/25/34		922	905,156

A3

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,168	$ 1,172,376
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		783	796,857
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		869	881,632
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,389	1,392,050
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		426	429,713
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)
0.668%(c)	06/25/35		423	418,118
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,735	4,117,041
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		1,673	1,734,663
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		1,918	1,994,285
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		137	143,067
				13,984,958
Student Loans — 2.1%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.548%(c)	01/25/41		70	70,530
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
—%(p)	02/25/43		2,980	2,249,892
Series 2018-C, Class A, 144A
—%(p)	08/25/43		2,064	2,134,025
Series 2018-D, Class A, 144A
—%(p)	11/25/43		2,056	2,138,969
Series 2019-A, Class R, 144A
—%(p)	10/25/48		3,732	261,232
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		4,919	5,070,695
Series 2019-D, Class 1PT, 144A
2.592%(cc)	01/16/46		4,523	4,660,522
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		4,126	4,236,172
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.398%(c)	11/29/24		3,763	3,707,892
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.898%(c)	11/29/24		2,124	$ 2,150,508
				26,680,437

Total Asset-Backed Securities (cost $296,594,479)				296,971,320
Bank Loans — 0.4%
Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25		437	438,958
Foods — 0.1%
Sigma Bidco BV (Netherlands),
Facility B4 Loan, 1 Month GBP LIBOR + 4.000%
4.055%(c)	07/02/25	GBP	1,550	1,922,541
Oil & Gas — 0.1%
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)
9.000%(c)	06/24/24		1,525	1,067,500
Pharmaceuticals — 0.1%
Nidda Healthcare Holding GmbH (Germany),
Term Loan F, 3 Month GBP LIBOR + 4.500%
4.568%(c)	08/21/26	GBP	1,000	1,251,639
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.000%(c)	04/20/26		565	544,798
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	374	419,052
				963,850

Total Bank Loans (cost $6,405,501)				5,644,488
Commercial Mortgage-Backed Securities — 14.4%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49		2,300	2,478,837
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400	4,882,242
Series 2017-BNK06, Class A4
3.254%	07/15/60		920	1,025,626
Series 2017-BNK08, Class A3
3.229%	11/15/50		1,950	2,160,987
Series 2019-BN18, Class A3
3.325%	05/15/62		1,500	1,701,432
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,125,997

A4

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	$ 461,222
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	355,087
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,184,810
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,913,518
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,941,472
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.452%(c)	10/15/36	1,519	1,494,191
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.152%(c)	12/15/36	1,499	1,474,277
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	8,003,182
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,851,502
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	6,641,637
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,423,307
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	889,950
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,421,297
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,959,462
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,346,338
Series 2015-LC21, Class A4
3.708%	07/10/48	820	906,751
Series 2015-PC01, Class A5
3.902%	07/10/50	730	811,049
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,670,414
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,944,934
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.302%(c)	05/15/36	2,600	2,564,117
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,287,075
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	$ 3,105,837
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,422,072
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	3,109,123
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.493%(cc)	05/25/22	24,811	445,545
Series K021, Class X1, IO
1.543%(cc)	06/25/22	14,435	265,036
Series K025, Class X1, IO
0.929%(cc)	10/25/22	9,801	132,035
Series K027, Class X1, IO
0.864%(cc)	01/25/23	124,067	1,688,410
Series K044, Class X1, IO
0.860%(cc)	01/25/25	80,438	2,066,318
Series K053, Class X1, IO
1.024%(cc)	12/25/25	87,785	3,598,373
Series K055, Class X1, IO
1.497%(cc)	03/25/26	13,640	876,863
Series KG03, Class X1, IO
1.483%(cc)	06/25/30	29,350	3,213,772
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,984	3,176,521
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,760,024
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,672,578
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	329,490
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,159,107
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	2,180,398
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	4,012,008
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	5,905,841
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	3,088,889
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)
2.778%(c)	03/15/37	784	775,432
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.574%(cc)	08/15/45	34,745	659,517

A5

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	$ 1,588,910
Series 2013-C10, Class A3
4.103%(cc)	07/15/46	4,340	4,626,005
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	3,056,338
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	6,070,800
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,317,487
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	440,534
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	139,088
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,857,843
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	6,279,202
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,547,322
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	2,160,882
Series 2019-C17, Class ASB
2.866%	10/15/52	600	665,294
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	1,391	1,423,014
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	4,130	4,393,898
Series 2016-C032, Class A3
3.294%	01/15/59	2,250	2,434,874
Series 2016-C034, Class A3
2.834%	06/15/49	2,500	2,651,599
Series 2016-C035, Class A3
2.674%	07/15/48	4,600	4,893,859
Series 2017-C040, Class A3
3.317%	10/15/50	1,370	1,517,860
Series 2019-C054, Class A3
2.892%	12/15/52	1,200	1,327,301
Series 2020-C056, Class A4
2.194%	06/15/53	3,600	3,758,549

Total Commercial Mortgage-Backed Securities (cost $171,016,495)			180,714,561
Corporate Bonds — 38.5%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31(a)	2,770	2,753,729
3.400%	04/15/30	385	432,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	1,450	$ 1,312,188
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,115	1,319,177
			5,817,940
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,530	1,535,389
3.222%	08/15/24	2,810	3,002,567
			4,537,956
Airlines — 0.6%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,485	1,424,972
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	1	245
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,123	1,101,543
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	219	216,804
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	680	679,912
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	145	150,432
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,255	3,548,626
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24(a)	462	429,756
			7,552,290
Auto Manufacturers — 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
0.676%(c)	04/12/21	425	425,324
Gtd. Notes, 144A
3.100%	04/12/21	570	577,719
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	1,715	1,742,569
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	290	270,357

A6

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		3,800	$ 3,757,184
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)		1,350	1,470,291
6.250%	10/02/43		1,455	1,718,435
6.600%	04/01/36		210	254,303
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.118%(c)	04/09/21		610	609,694
Gtd. Notes
3.550%	04/09/21		460	466,057
				11,291,933
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	756,740
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		175	187,504
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,225	1,184,777
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,150	804,125
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)		875	897,435
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		350	358,947
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,275	1,569,618
				5,759,146
Banks — 9.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.386%(c)	04/12/23		400	401,386
Sr. Unsec’d. Notes
3.848%	04/12/23		600	640,484
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)		1,655	1,705,264
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)		1,575	1,532,115
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		5,870	6,231,638
3.593%(ff)	07/21/28		740	829,229
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		3,185	3,606,582
3.974%(ff)	02/07/30		685	793,946
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.078%(ff)	04/23/40	2,340	$ 2,791,634
4.125%	01/22/24(a)	3,750	4,151,969
4.271%(ff)	07/23/29	910	1,067,567
Sub. Notes, MTN
4.000%	01/22/25	1,117	1,242,732
4.450%	03/03/26	1,735	1,992,575
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	755,259
3.684%	01/10/23	480	495,289
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	554,825
Sub. Notes
4.836%	05/09/28	720	781,459
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	2,200	2,197,123
4.400%	08/14/28	420	492,360
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	855	925,363
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	330,900
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	1,239,911
4.875%	04/01/26	380	433,787
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	–(rr)	1,355	1,321,963
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	1,085	1,073,572
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	350	338,738
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31(a)	1,225	1,292,569
3.200%	10/21/26	3,255	3,589,044
3.887%(ff)	01/10/28	1,710	1,934,591
8.125%	07/15/39	1,060	1,846,529
Sub. Notes
4.450%	09/29/27	2,630	3,045,883
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,050	1,161,443
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.539%(c)	02/04/21	1,025	1,023,990
Sr. Unsec’d. Notes
4.250%	02/04/21	950	958,505
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	911,000
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	167,923
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,411,158

A7

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	$ 306,431
4.250%	03/13/26	1,150	1,308,811
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	–(rr)	1,950	1,892,511
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25(a)	4,063	4,396,153
3.750%	02/25/26	125	140,617
3.814%(ff)	04/23/29	1,060	1,206,616
3.850%	01/26/27	1,765	1,983,295
5.750%	01/24/22	4,200	4,484,942
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	1,000	1,151,545
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	400	388,665
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	–(rr)	2,998	2,875,414
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	1,350	1,274,218
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)	1,450	1,522,029
Sr. Unsec’d. Notes
2.950%	10/01/26	1,740	1,912,818
3.200%	01/25/23	470	499,555
3.200%	06/15/26	3,020	3,347,071
3.509%(ff)	01/23/29	1,435	1,615,340
3.782%(ff)	02/01/28	965	1,092,404
3.964%(ff)	11/15/48	985	1,188,278
4.005%(ff)	04/23/29	1,200	1,389,980
4.250%	10/15/20	600	600,866
Sub. Notes
4.250%	10/01/27(a)	420	488,469
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	1,155	1,181,233
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.885%(c)	–(rr)	975	922,963
Sr. Unsec’d. Notes
4.375%	01/22/47(a)	895	1,159,709
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	1,190	1,258,194
3.750%	02/25/23(a)	395	423,944
3.772%(ff)	01/24/29	1,875	2,138,735
4.431%(ff)	01/23/30	1,340	1,598,764
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26(a)	2,725	3,013,194
Sub. Notes, GMTN
4.350%	09/08/26	750	864,857
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	975	1,076,245
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	1,550	$ 1,551,565
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	–(rr)	960	964,909
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	1,100	1,142,464
3.491%	05/23/23	2,970	3,101,240
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	678,381
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,675	2,781,445
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	3,500	3,660,943
			117,855,118
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,880	2,303,413
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	1,440	1,936,614
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	970	989,755
			5,229,782
Building Materials — 0.2%
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30(a)	925	924,754
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	525	560,462
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	600	620,143
			2,105,359
Chemicals — 1.3%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,400	1,792,454
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	675	785,541
5.375%	03/15/44	700	842,817
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	1,000	1,016,562

A8

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	490	$ 492,004
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	3,550	3,715,982
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	155	182,024
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,150	1,143,311
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	1,060,993
5.250%	01/15/45	420	532,316
6.125%	01/15/41	450	603,258
Nutrition & Biosciences, Inc.,
Sr. Unsec’d. Notes, 144A
3.468%	12/01/50(a)	1,495	1,502,449
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,525	1,482,338
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	375	360,596
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	445	492,431
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	450	377,703
			16,382,779
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34	920	1,254,355
7.000%	10/15/37(a)	770	1,101,580
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)	470	491,930
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	230	210,535
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22(a)	1,225	1,226,525
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	950	1,041,230
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	250	253,660
4.000%	07/15/30	250	257,150
4.875%	01/15/28	1,325	1,392,414
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.250%	01/15/30(a)	525	$ 573,339
5.500%	05/15/27(a)	975	1,038,141
			8,840,859
Computers — 0.1%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25(a)	780	763,881
Diversified Financial Services — 0.6%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	5,235	5,314,075
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	650	821,090
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	880	878,103
6.000%	01/15/27	275	280,536
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	449,638
			7,743,442
Electric — 2.3%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23	550	587,539
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	600	600,313
5.000%	02/01/31	750	764,282
5.125%	03/15/28	1,000	1,034,501
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	235	293,255
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	2,619,356
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,710	2,755,770
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	3,083,776
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21	520	508,106
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	1,300	1,270,264
7.125%	02/11/25	390	359,160
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,900	2,359,084

A9

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	400	$ 515,208
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,574,128
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	774,816
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	3,816,072
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21	250	258,019
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	1,196,653
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26	1,235	1,313,585
Gtd. Notes, 144A
5.250%	06/15/29(a)	375	409,260
PacifiCorp,
First Mortgage
3.300%	03/15/51(a)	380	424,358
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,782,612
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	450	472,687
5.625%	02/15/27	600	633,203
			29,406,007
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	575	625,958
7.250%	06/15/28	550	602,404
			1,228,362
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25(a)	1,000	1,074,396
Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27	345	305,716
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	605	535,915
5.500%	07/31/47	1,690	1,376,841
			2,218,472
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		1,584	$ 427,382
Sr. Sec’d. Notes, 144A
10.500%	04/24/26		186	133,920
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)		860	896,894
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)		750	724,736
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.875%	02/28/47	GBP	125	151,499
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	863,623
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	829,965
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28		175	175,536
				4,203,555
Foods — 0.6%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		42	42,565
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,800	1,856,471
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		645	684,877
4.875%	10/01/49		1,325	1,393,886
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	520,155
4.200%	04/01/59		380	484,024
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30		2,000	2,137,065
				7,119,043
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		1,000	1,459,601
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,209,853

A10

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20		1,750	$ 1,755,260
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		375	427,337
4.800%	02/15/44		300	375,522
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	1,237,899
				5,005,871
Healthcare-Products — 0.4%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,275	1,479,425
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	648,140
1.625%	03/07/31	EUR	200	261,556
1.625%	10/15/50	EUR	495	592,572
2.250%	03/07/39	EUR	300	412,733
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	669,804
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	703,963
1.875%	10/01/49	EUR	425	503,063
				5,271,256
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,737,977
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		385	484,431
Cigna Holding Co.,
Gtd. Notes
4.375%	12/15/20		745	746,633
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,025	1,048,666
Encompass Health Corp.,
Gtd. Notes
4.750%	02/01/30(a)		500	507,459
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)		1,475	1,614,798
5.875%	02/01/29		25	29,273
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		240	248,352
3.250%	09/01/24(a)		1,495	1,630,998
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		925	$ 901,280
Sec’d. Notes, 144A
6.250%	02/01/27(a)		375	386,800
Sr. Sec’d. Notes, 144A
4.625%	06/15/28		285	287,555
5.125%	11/01/27		600	616,922
Sr. Unsec’d. Notes
7.000%	08/01/25(a)		600	617,437
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		220	265,721
				12,124,302
Home Builders — 0.2%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	967,029
6.625%	07/15/27		1,050	1,129,916
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	48,144
				2,145,089
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		670	713,421
Insurance — 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,110	2,363,601
4.500%	07/16/44		1,075	1,261,129
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	981,527
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	1,147,030
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	591,878
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		180	214,633
5.000%	03/30/43		350	422,821
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	187,204
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,842,270
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,723,126

A11

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
6.850%	12/16/39	196	$ 289,512
			12,024,731
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22(a)	1,325	1,350,584
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32(a)	1,825	1,806,572
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	436,859
			3,594,015
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.250%	04/09/50(a)	585	659,818
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	1,050	1,068,857
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98	1,100	1,402,712
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,960	2,045,494
			4,517,063
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	975	1,056,367
5.500%	05/01/26(a)	3,300	3,437,262
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	875	1,000,876
6.384%	10/23/35	2,470	3,368,164
6.484%	10/23/45	1,125	1,505,227
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	1,234	1,196,619
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	955	1,075,681
4.150%	10/15/28(a)	1,820	2,189,704
4.250%	10/15/30	620	761,130
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,800	3,017,539
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
3.375%	02/15/31	1,000	969,071
4.625%	12/01/30	1,000	1,003,681
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	520	$ 270,406
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,000	707,623
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	265	324,012
Gtd. Notes, 144A
4.000%	09/15/55	1,229	1,243,046
DISH DBS Corp.,
Gtd. Notes, 144A
7.375%	07/01/28	800	822,499
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	15	18,855
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	750	1,012,682
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,175	1,108,598
6.625%	06/01/27	975	956,430
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	1,415	2,034,249
			29,079,721
Mining — 0.2%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	680	932,105
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	410	596,524
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	825	838,411
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	295	424,248
			2,791,288
Miscellaneous Manufacturing — 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,600	1,228,736
7.500%	03/15/25	1,525	1,143,393
7.875%	04/15/27(a)	1,825	1,374,460
			3,746,589
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	1,240	1,256,195
4.375%	06/15/22	500	528,349

A12

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	$ 1,986,466
			3,771,010
Oil & Gas — 2.7%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23	1,200	881,930
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	350	268,170
10.000%	04/01/22	575	571,391
BP Capital Markets America, Inc.,
Gtd. Notes
2.772%	11/10/50(a)	1,650	1,514,709
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,000	844,819
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	125	119,061
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	780,976
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	750	785,977
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	975	994,500
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	180	198,792
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	850	858,560
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22	390	409,938
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,665	1,770,011
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,500	1,643,489
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	1,160	1,274,960
4.750%	04/19/27	200	222,847
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20	600	603,505
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	250	234,413
7.125%	02/01/27	425	381,459
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		490	$ 640,319
5.250%	11/15/43		700	918,263
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		2,000	879,976
6.450%	09/15/36		945	803,218
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38		200	181,296
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)		339	355,894
5.750%	02/01/29(a)		725	797,607
6.625%	01/16/34	GBP	680	960,629
6.900%	03/19/49		1,495	1,662,442
7.375%	01/17/27		405	479,825
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	700	701,060
6.350%	02/12/48		840	629,158
6.500%	03/13/27(a)		2,155	2,009,498
6.500%	01/23/29		500	447,291
Gtd. Notes, 144A
6.490%	01/23/27		1,565	1,463,956
6.840%	01/23/30		100	89,226
7.690%	01/23/50		1,297	1,074,599
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	400	443,434
4.875%	02/21/28	EUR	1,050	1,077,382
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		2,085	1,958,213
Range Resources Corp.,
Gtd. Notes, 144A
9.250%	02/01/26(a)		1,200	1,232,614
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		700	195,933
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)		830	825,913
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/25		217	172,313
				34,359,566
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	623,852
Pharmaceuticals — 3.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,020	1,130,251

A13

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.500%	05/14/35	1,715	$ 2,082,255
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	5,135	5,884,384
4.550%	03/15/35	2,040	2,488,981
4.875%	02/15/21	1,350	1,357,002
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	320	351,555
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	300	291,548
5.250%	01/30/30(a)	300	294,903
6.125%	04/15/25(a)	325	332,646
6.250%	02/15/29(a)	1,050	1,080,808
7.250%	05/30/29	100	107,815
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	130	138,373
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,070	1,088,596
4.125%	06/15/39	420	530,872
4.250%	10/26/49	650	854,551
4.550%	02/20/48	1,145	1,539,538
5.000%	08/15/45	750	1,048,219
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,320	1,565,097
4.500%	02/25/26	3,690	4,302,462
Sr. Unsec’d. Notes
3.200%	03/15/40	440	463,444
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	480	459,231
4.780%	03/25/38	270	327,558
5.050%	03/25/48	655	833,288
5.125%	07/20/45	565	712,914
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	233	172,152
Sec’d. Notes, 144A
9.500%	07/31/27	185	193,342
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,890	2,349,835
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	4,169,959
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	546,245
4.000%	11/26/21	600	622,336
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	555	599,511
4.000%	06/22/50	1,030	1,094,241
			39,013,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 1.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,730	$ 1,691,099
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50	280	258,163
5.150%	03/15/45	55	49,776
5.300%	04/15/47	120	111,705
6.125%	12/15/45	90	90,966
6.250%	04/15/49	1,400	1,443,675
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	875	690,384
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	700	635,062
3.700%	01/31/51	130	128,111
3.950%	01/31/60	145	143,806
4.900%	05/15/46	2,110	2,382,149
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	369	396,157
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,940	1,751,137
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	1,003,840
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	988,234
5.200%	03/01/47	115	123,817
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	51,877
4.875%	08/15/27(a)	225	244,216
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,415,641
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	2,685	2,378,129
4.950%	07/13/47	450	427,374
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45	1,900	1,914,401
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	55	51,728
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	400	403,644
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44(a)	575	494,343

A14

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,200	$ 1,292,717
			20,562,151
Real Estate — 0.2%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,211,766
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	900	915,777
			2,127,543
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,125	1,204,412
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25(a)	405	413,184
			1,617,596
Retail — 0.9%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	335	328,505
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30	495	491,509
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28(a)	1,875	2,204,085
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $576,000; purchased 10/25/19)(f)
8.625%	10/31/20	900	180,000
Sr. Unsec'd. Notes (original cost $544,000; purchased 10/25/19)(f)
8.625%	10/31/20	850	179,185
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	1,600	1,670,357
6.625%	04/01/21	551	566,228
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,115	2,095,038
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	439	449,636
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26	190	189,744
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		1,000	$ 1,012,540
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		1,800	1,818,732
				11,185,559
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,675	1,768,644
Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		3,509	3,842,806
4.700%	04/15/25		1,250	1,419,537
4.750%	04/15/29		1,500	1,742,836
5.000%	04/15/30		2,500	2,949,058
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		2,675	2,928,607
				12,882,844
Software — 0.3%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	400	477,761
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22		1,162	1,222,972
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(a)		1,815	1,893,312
2.675%	06/01/60		435	456,799
				4,050,844
Telecommunications — 2.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/27		1,065	1,200,516
4.300%	02/15/30(a)		485	574,220
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53		6,381	6,166,619
3.550%	09/15/55		972	933,206
3.650%	09/15/59		895	872,218
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)		850	961,027
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)		200	200,907
8.750%	05/25/24		997	1,002,557
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		500	315,604

A15

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	1,700	$ 2,011,515
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.250%	07/01/28(a)	1,525	1,546,617
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	230	248,145
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	600	632,530
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	700	1,024,859
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	500	587,412
7.875%	09/15/23	1,500	1,720,288
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/40	425	496,993
4.500%	04/15/50(a)	3,080	3,675,658
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	120	143,749
4.500%	08/10/33	990	1,250,953
4.522%	09/15/48	360	471,605
			26,037,198
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	294	311,772
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	106	129,664
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	625	703,664

Total Corporate Bonds (cost $453,974,699)			481,408,904
Municipal Bonds — 1.8%
California — 0.5%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	2,054,677
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,545,131
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	1,258,035
			5,857,843
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	$ 1,279,047
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	2,058,146
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	20,990
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,763,659
			4,842,795
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,930,443
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	3,454,373
			5,384,816
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	968,260
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	893,558
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	1,218,392
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	1,710	1,806,735
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	497,173
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	585,552

Total Municipal Bonds (cost $16,266,344)			23,334,171
Residential Mortgage-Backed Securities — 7.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	25	24,529

A16

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	04/25/28	416	$ 411,465
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	08/25/28	47	46,997
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	08/25/28	450	442,476
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.998%(c)	10/25/28	568	563,499
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.598%(c)	04/25/29	268	267,273
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.575%(c)	10/25/29	174	173,263
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.175%(c)	10/25/29	700	677,594
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	06/25/30	1,330	1,332,734
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.548%(c)	06/25/30	270	273,681
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/26/30	300	300,350
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	08/26/30	240	241,776
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.148%(c)	08/26/30	275	275,328
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.306%	09/15/21^	7,179	7,121,301
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.656%(c)	11/01/23	5,400	5,434,316
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.155%(c)	01/25/57	1,088	1,093,626
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,015	1,024,688
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,854	1,859,728
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.231%(cc)	09/25/47	421	389,663
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	06/25/39	789	$ 783,497
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.248%(c)	10/25/39	750	746,276
Credit Suisse Mortgage Trust,
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	12/25/59^	2,592	2,565,718
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.875%(c)	11/25/28	585	583,811
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.948%(c)	04/25/29	180	179,280
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.298%(c)	10/25/30	298	292,531
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	2,185	2,409,678
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,876,228
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	03/25/29	62	61,695
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.998%(c)	02/25/50	1,220	1,187,715
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.248%(c)	06/25/50	205	209,045
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.148%(c)	06/25/50	835	837,091
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.148%(c)	08/25/50	1,570	1,621,998
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.898%(c)	08/25/50	810	819,769
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.248%(c)	03/25/50	90	88,647
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.748%(c)	07/25/50	2,195	2,205,991
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.402%(c)	09/25/50	320	322,329

A17

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.302%(c)	09/25/50	230	$ 230,616
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48	3	2,875
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	01/25/49	222	219,488
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	772	836,774
Series 4768, Class GA
3.500%	09/15/45	1,575	1,650,818
Series 4768, Class VB
3.500%	06/15/38	500	519,808
Series 4939, Class KT
3.000%	07/15/48	1,000	1,046,139
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	1,730	1,732,863
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	01/26/37	1,359	1,331,474
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	10/25/28	151	149,001
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.798%(c)	05/25/29	179	177,204
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	641	642,970
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,340	1,342,969
Series 2020-SL01, Class A, 144A
2.734%	09/01/2100	1,660	1,659,990
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	04/01/24	575	569,739
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.406%(c)	01/23/23	655	655,024
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23	620	620,098
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23	1,200	1,200,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.555%(c)	12/08/20	3,936	$ 3,939,816
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.600%(c)	12/11/21^	11,580	11,580,000
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.907%(c)	09/23/21	5,460	5,460,000
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.157%(c)	09/23/21	3,510	3,510,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	980	1,057,852
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	01/25/48	921	919,252
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/28	103	102,970
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.548%(c)	07/25/29	46	46,356
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	07/25/30	700	705,123
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.898%(c)	07/25/30	1,100	1,099,088
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	03/25/28	27	27,034
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.848%(c)	03/25/28	360	342,932
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.348%(c)	06/25/29	47	46,565
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.098%(c)	02/25/30	500	498,153
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.598%(c)	02/25/30	1,500	1,452,774
Series 2020-02, Class M1A, 144A
—%(p)	10/25/30	1,330	1,330,000
Series 2020-02, Class M1B, 144A
—%(p)	10/25/30	840	840,000
Series 2020-02, Class M1C, 144A
—%(p)	10/25/30	655	655,000

A18

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.651%(c)	05/20/21^		4,400	$ 4,400,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.170%(cc)	02/25/34		338	330,851
Series 2004-18, Class 3A1
3.205%(cc)	12/25/34		1,777	1,731,505

Total Residential Mortgage-Backed Securities (cost $92,913,978)				93,408,897
Sovereign Bonds — 7.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		3,298	1,371,275
0.125%(cc)	01/09/38		2,469	1,061,978
0.125%(cc)	07/09/41		356	141,456
1.000%	07/09/29		289	131,712
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	578,163
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,284	1,321,521
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	266,870
5.000%	06/15/45		205	240,006
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		750	772,586
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	618,298
7.500%	05/06/21		200	206,023
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	875	1,000,260
4.750%	04/16/26	EUR	1,540	1,718,954
6.375%	04/11/31	EUR	1,015	1,104,015
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		970	875,549
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	1,200	1,520,545
3.650%(cc)	02/24/26	EUR	380	518,721
3.650%(cc)	02/24/29	EUR	1,000	1,423,934
3.650%(cc)	02/24/31	EUR	620	913,340
3.650%(cc)	02/24/32	EUR	1,280	1,920,755
3.650%(cc)	02/24/34	EUR	640	979,946
3.650%(cc)	02/24/39	EUR	1,000	1,596,157
3.750%	01/30/28	EUR	3,095	4,393,770
3.900%	01/30/33	EUR	1,990	3,080,218
4.000%	01/30/37	EUR	378	620,295
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	$ 2,508,601
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	481,427
5.375%	03/25/24		290	332,621
5.750%	11/22/23		2,300	2,638,104
6.375%	03/29/21		1,126	1,158,486
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	375	446,264
3.375%	07/30/25	EUR	3,125	4,066,936
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,464,976
3.750%	06/14/28	EUR	1,250	1,709,376
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		422	374,253
6.752%	03/09/23		400	381,024
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,072,644
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	649,933
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	625,640
2.625%	04/20/22		1,000	1,033,239
3.000%	03/12/24		600	648,764
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,080,045
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25(a)		450	491,416
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		12,675	14,850,565
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		295	321,523
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		120	46,863
9.950%	06/09/21		1,940	771,177
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	1,086,809
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		1,000	1,040,525
6.875%	09/27/23		260	303,262
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,060	3,365,190
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,730	5,997,959

A19

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	$ 1,258,926
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	940	1,252,265
4.125%	03/11/39	EUR	254	338,247
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	749,730
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21		2,000	2,117,452
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		800	659,996
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	619,727
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		500	501,868
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		160	163,971
7.750%	09/01/22		1,120	1,147,979
8.994%	02/01/24		200	209,208
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,325	1,272,300
7.750%	09/01/22		930	953,232
8.994%	02/01/24		200	209,207
9.750%	11/01/28		400	433,202
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		500	666,115

Total Sovereign Bonds (cost $83,061,349)				89,877,394
U.S. Government Agency Obligations — 1.3%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47		1,537	1,660,376
5.500%	10/01/33		499	587,052
5.500%	06/01/34		5	6,036
6.000%	11/01/33		134	153,698
6.000%	05/01/34		52	58,178
6.000%	06/01/34		93	103,637
6.250%	07/15/32(k)		830	1,301,109
6.500%	07/01/32		10	11,702
6.500%	07/01/32		19	21,395
6.500%	08/01/32		25	28,054
6.500%	08/01/32		35	40,266
6.500%	08/01/32		40	45,186
6.500%	09/01/32		33	37,455
6.500%	09/01/32		97	111,772
6.750%	09/15/29(k)		525	793,513
6.750%	03/15/31(k)		600	936,105
Federal National Mortgage Assoc.
4.500%	08/01/40		1,673	1,882,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	02/01/33	12	$ 13,994
5.500%	02/01/33	15	17,124
5.500%	03/01/33	20	23,523
5.500%	03/01/33	36	41,925
5.500%	03/01/33	43	50,448
5.500%	04/01/33	5	5,732
5.500%	04/01/33	26	30,439
5.500%	04/01/33	27	31,847
5.500%	04/01/33	28	33,323
5.500%	07/01/33	21	23,456
5.500%	07/01/33	29	33,668
5.500%	08/01/33	15	17,463
5.500%	02/01/34	26	30,286
5.500%	04/01/34	26	29,660
5.500%	06/01/34	36	42,268
6.000%	10/01/33	2	2,777
6.000%	10/01/33	194	223,821
6.000%	03/01/34	55	61,727
6.000%	02/01/35	165	195,616
6.000%	11/01/36	50	59,363
6.250%	05/15/29	535	773,937
6.500%	08/01/32	95	107,740
6.500%	09/01/32	97	112,115
6.500%	09/01/32	142	169,409
6.500%	10/01/32	76	87,764
6.500%	04/01/33	131	151,346
6.500%	11/01/33	3	3,537
6.625%	11/15/30(k)	530	813,972
7.000%	05/01/32	55	59,318
7.000%	06/01/32	7	8,657
7.125%	01/15/30	785	1,215,991
Government National Mortgage Assoc.
3.500%	01/20/48	348	370,228
4.000%	02/20/49	854	909,294
5.500%	01/15/33	55	64,274
5.500%	02/15/33	35	40,221
5.500%	05/15/33	119	131,144
5.500%	05/15/33	175	193,510
5.500%	06/15/33	180	206,473
5.500%	09/15/33	85	97,214
5.500%	07/15/35	47	54,531
6.000%	12/15/32	106	126,945
6.000%	11/15/33	51	61,048
6.000%	01/15/34	9	11,029
6.000%	06/20/34	278	322,648
6.000%	11/15/34	427	508,706
6.500%	09/15/32	34	37,373
6.500%	09/15/32	136	153,310
6.500%	09/15/32	207	241,242
6.500%	11/15/33	110	125,865

Total U.S. Government Agency Obligations (cost $14,560,895)			15,905,526
U.S. Treasury Obligations — 4.4%
U.S. Treasury Bonds
2.500%	05/15/46(k)	965	1,192,227
2.875%	05/15/43(a)	5,420	7,076,488

A20

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.000%	05/15/45(k)	4,065	$ 5,442,654
3.000%	02/15/48(k)	270	366,905
3.125%	02/15/43(k)	4,550	6,164,539
3.375%	05/15/44	4,810	6,788,113
3.625%	08/15/43(h)	950	1,385,070
3.625%	02/15/44(a)	2,295	3,353,210
3.750%	11/15/43(a)	4,395	6,528,635
U.S. Treasury Notes
1.125%	02/28/22	230	233,225
1.500%	10/31/21	210	213,101
U.S. Treasury Strips Coupon
1.020%(s)	05/15/33	895	784,943
1.344%(s)	11/15/41	2,800	2,078,781
1.450%(s)	08/15/42	285	208,696
2.056%(s)	11/15/38(k)	1,690	1,340,909
2.058%(s)	02/15/39	1,725	1,360,324
2.169%(s)	05/15/39(k)	4,925	3,867,472
2.394%(s)	11/15/43	3,019	2,141,249
2.857%(s)	05/15/31	940	853,307
3.019%(s)	11/15/35(k)	1,665	1,398,405
3.176%(s)	08/15/40(k)	2,400	1,835,906

Total U.S. Treasury Obligations (cost $49,791,078)			54,614,159

	Shares
Common Stock — 0.0%
Entertainment
AMC Entertainment Holdings, Inc. (Class A Stock)	7,500	35,325
(cost $0)
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 6.638%	45,000	1,214,100
Capital Markets — 0.1%
State Street Corp. 5.350%, Series G	35,000	970,550

Total Preferred Stocks (cost $2,000,000)		2,184,650

Total Long-Term Investments (cost $1,186,584,818)		1,244,099,395
Short-Term Investments — 6.1%
Affiliated Mutual Funds — 6.0%
PGIM Core Ultra Short Bond Fund(w)	3,226,482	3,226,482
PGIM Institutional Money Market Fund (cost $71,624,227; includes $71,609,447 of cash collateral for securities on loan)(b)(w)	71,662,596	71,648,264

Total Affiliated Mutual Funds (cost $74,850,709)		74,874,746
Value

Options Purchased*~ — 0.1%
(cost $17,284)	$ 980,782

Total Short-Term Investments (cost $74,867,993)	75,855,528

TOTAL INVESTMENTS—105.5% (cost $1,261,452,811)	1,319,954,923

Liabilities in excess of other assets(z) — (5.5)%	(69,024,948)

Net Assets — 100.0%	$ 1,250,929,975

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps

A21

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $26,885,249 and 2.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,088,345; cash collateral of $71,609,447 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,120,000. The aggregate value of $359,185 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,026	$ 72,228
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	7,356	166,653
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	14,601	331,359
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	14,800	347,559
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,942	62,983
Total Options Purchased (cost $17,284)							$980,782
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
571	5 Year U.S. Treasury Notes	Dec. 2020	$ 71,963,844	$ 79,369
159	10 Year U.S. Ultra Treasury Notes	Dec. 2020	25,427,579	(20,760)
207	20 Year U.S. Treasury Bonds	Dec. 2020	36,490,219	(65,936)
518	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	114,898,875	(777,536)
				(784,863)
Short Positions:
2,038	2 Year U.S. Treasury Notes	Dec. 2020	450,318,392	(181,673)
65	5 Year Euro-Bobl	Dec. 2020	10,301,204	(1,150)
188	10 Year Euro-Bund	Dec. 2020	38,467,803	(311,590)
A22

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
524	10 Year U.S. Treasury Notes	Dec. 2020	$ 73,114,375	$ (122,900)
53	Euro Schatz Index	Dec. 2020	6,977,684	10
				(617,303)
				$(1,402,166)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	5,714	$ 7,291,235	$ 7,372,720	$ 81,485	$—
Euro,
Expiring 10/02/20	Barclays Bank PLC	EUR	684	801,549	802,210	661	—
Expiring 10/02/20	UBS AG	EUR	40,288	46,887,754	47,237,800	350,046	—
				$54,980,538	$55,412,730	432,192	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	559	$ 388,638	$ 400,659	$ —	$ (12,021)
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	5,714	7,504,675	7,372,720	131,955	—
Expiring 11/03/20	Citibank, N.A.	GBP	5,714	7,292,303	7,373,951	—	(81,648)
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	40,972	48,403,658	48,040,011	363,647	—
Expiring 11/03/20	Goldman Sachs International	EUR	1,021	1,188,028	1,198,352	—	(10,324)
Expiring 11/03/20	UBS AG	EUR	40,288	46,918,977	47,268,999	—	(350,022)
South African Rand,
Expiring 12/17/20	Barclays Bank PLC	ZAR	5,117	302,265	302,664	—	(399)
Expiring 12/17/20	Citibank, N.A.	ZAR	6,415	382,670	379,424	3,246	—
				$112,381,214	$112,336,780	498,848	(454,414)
						$931,040	$(454,414)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	$(45,308)	$(33,365)	$(11,943)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	665	(2,056)	2,656	(4,712)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(2,024)	6,631	(8,655)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(680)	2,494	(3,174)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(680)	2,290	(2,970)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(664)	808	(1,472)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(356)	459	(815)	Citibank, N.A.
A23

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000%(Q)	160	$ 1,520	$ 952	$ 568	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	1,235	926	309	Citibank, N.A.
				$(49,013)	$(16,149)	$(32,864)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,700	2.807%	$ (79,223)	$ 24,535	$(103,758)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	660	0.887%	2,209	(41,452)	43,661	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	500	1.117%	(2,004)	(76,836)	74,832	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	1,280	1.441%	(27,975)	(179,650)	151,675	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	405	0.672%	5,040	1,398	3,642	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	0.306%	40,419	20,425	19,994	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	5.232%	(234,565)	(40,430)	(194,135)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	5.232%	(58,509)	(19,523)	(38,986)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	5.232%	(57,977)	(23,222)	(34,755)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	5.232%	(19,680)	(8,078)	(11,602)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	5.232%	(19,680)	(7,932)	(11,748)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	5.232%	(19,148)	(6,419)	(12,729)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	5.232%	(9,574)	(3,193)	(6,381)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	5.666%	(27,469)	(12,745)	(14,724)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	5.666%	(22,319)	(10,478)	(11,841)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	580	2.727%	(31,920)	(5,468)	(26,452)	Citibank, N.A.
					$(562,375)	$(389,068)	$(173,307)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	42,125	$(290,430)	$486,904	$777,334

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34.V9	06/20/25	5.000%(Q)		65,582	3.808%	$ 68,183	$3,366,202	$3,298,019
iTraxx.EUR.34.V1	12/20/25	1.000%(Q)	EUR	69,500	0.592%	1,845,444	1,759,623	(85,821)
						$1,913,627	$5,125,825	$3,212,198

A24

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$(39,016)	$66,358	$(105,374)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	8,880	*	$ (822)	$(1,134)	$ 312	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	(3,319)	(2,287)	(1,032)	Deutsche Bank AG
					$(4,141)	$(3,421)	$ (720)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A25

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	6,000	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (26)	$ 194,598	$ 194,624
BRL	12,664	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	10,291	10,291
BRL	6,276	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	51,189	51,189
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	59,836	59,836
BRL	18,662	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	157,565	157,565
CNH	16,230	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	43	27,042	26,999
CNH	46,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	75,200	75,200
CNH	16,400	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(12)	30,994	31,006
CNH	15,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8)	25,400	25,408
COP	3,909,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	64,982	64,982
COP	6,724,755	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	116,209	116,209
COP	2,761,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	53,370	53,370
COP	1,932,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	37,728	37,728
COP	4,156,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	84,015	84,015
EUR	3,815	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(62,921)	(207,226)	(144,305)
EUR	3,815	05/11/28	0.500%(A)	1 Day EONIA(2)(A)	333,694	345,765	12,071
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(64,568)	(64,568)
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	(260,973)	(115,424)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(39,868)	(30,780)
HUF	99,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	468	468
HUF	1,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	11,856	11,856
HUF	432,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	29,098	29,098
JPY	2,215,030	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(2,839)	(2,839)
NZD	2,100	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	139,669	139,669
	3,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(290,244)	(290,244)
ZAR	102,100	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(3,670)	(98,988)	(95,318)
ZAR	27,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,199)	83,183	84,382
ZAR	36,800	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(10,994)	109,045	120,039
ZAR	19,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	534	68,788	68,254
ZAR	22,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(199)	96,443	96,642
ZAR	14,700	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(137)	67,772	67,909
ZAR	58,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	124,932	124,932
ZAR	6,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(132)	63,946	64,078
ZAR	12,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(54)	103,612	103,666
ZAR	29,700	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(604)	338,509	339,113
ZAR	61,200	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,717)	44,446	46,163
					$ 97,961	$1,651,245	$1,553,284

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,098	$1,772	$(3,121)	$4,893
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26